Royalty obligation (Details) $ in Thousands		12 Months Ended
	Mar. 08, 2012 officer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Commitments [Line Items]
Royalty obligation (note 12) | $		$ 7,200	$ 0
Voclosporin
Disclosure of Commitments [Line Items]
Licensee royalty fee	2.00%	2.00%
Royalty fee if product is sold by the Company	0.30%
Royalty fee if the Company sells all of product to third party through transfer	0.30%
Number of executives eligible to receive royalties | officer	2
Percent of royalty revenue if the of product is sold by licensee	0.1675%
Percent of royalty revenue if the of product is transferred to sold by Company	0.025%
Percent of royalty revenue if the of product is transferred to third party	0.025%